Share-Based Compensation - Schedule of Assumptions Used to Determine Grant-Date Fair Value of Stock Options (Details) - Stock Options	12 Months Ended
	Oct. 31, 2023 $ / shares	Oct. 31, 2023 $ / shares	Oct. 31, 2022 $ / shares	Oct. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)			6 years 29 days	6 years 29 days
Expected volatility, Minimum	79.92%	79.92%
Expected volatility, Maximum	81.48%	81.48%
Expected volatility			75.30%	75.30%
Risk-free interest rate, Minimum	3.56%	3.56%
Risk-free interest rate, Maximum	4.35%	4.35%
Risk-free interest rate			2.16%	2.16%
Fair value of common shares and exercise price of options, Minimum | (per share)	$ 2.11	$ 1.52
Fair value of common shares and exercise price of options, Maximum | (per share)	$ 12.36	$ 8.93
Fair value of common shares and exercise price of options | (per share)			$ 1.22	$ 0.88
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years 2 months 12 days	5 years 2 months 12 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years 29 days	6 years 29 days